ADVISORY AGREEMENTS (Details)	12 Months Ended
Dec. 31, 2012
ADVISORY AGREEMENTS
Advisory agreements term	1 year
Maximum management fees (as a percent)	2.50%
Profit Shares, low end range (as a percent)	15.00%
Profit Shares, high end range (as a percent)	30.00%